Subsequent Events (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
Note 18. Subsequent Events
In connection with the preparation of the condensed consolidated financial statements and related disclosures for the period ended June 30, 2025, management has evaluated events through August 14, 2025, which is the date the condensed consolidated financial statements were available to be issued. Events occurring after June 30, 2025 are:
In July and August 2025, pursuant to the SEPA, the Company issued a total of 471,812 shares of Common Stock to Yorkville as repayments towards the Convertible Debentures referenced in Note 5. Borrowings. The repayments totaled $2,500, comprised of a principal amount of $2,381 and an $119 payment premium on the Convertible Debentures.
On July 1, 2025, the Company entered into a Term Convertible Note with a related party for a principal amount of $5,000, on substantially the same terms and conditions as the Term Convertible Notes referenced in Note 5. Borrowings, including the maturity and interest rate.
On July 19, 2025, the Company amended and restated the Accelsius Subsidiary Equity Plan. The Class C units available to be issued under the Accelsius Subsidiary Equity Plan was increased to 4,565,000.
On July 21, 2025, the Company authorized the issuance of an additional 915,000 Class C Units under the Accelsius Subsidiary Equity Plan.
In July and August 2025, the Company issued an aggregate 5,000 shares of Common Stock to a third party for services in respect of public relations and investor communications.
On August 12, 2025, Accelsius entered into unsecured convertible promissory notes with two parties, for an aggregate principal amount of $2,100. The unsecured convertible promissory notes bear interest at the rate of 6.5% per annum on the principal amount and is repayable on demand by the lenders on or after the two-year anniversary of the issuance date. However, the unsecured convertible promissory notes are subordinated in right of payment to the prior payment in full in cash or conversion, as applicable, of the WTI Facility, the Convertible Debentures, the Term Convertible Notes, the Related Party Convertible Notes and the indebtedness of Accelsius owed to Innventure LLC (together, the “Senior Indebtedness”) referenced in Note 5. Borrowings. Although the Company has the right to prepay these notes at any time without premium or penalty, the lenders will not demand repayment, and the Company will not repay the amounts due under these notes as long as any portion of the Senior Indebtedness remains outstanding.
The unsecured convertible promissory notes are automatically convertible, after the first future preferred equity issuance by Accelsius, raising at least $5,000 in gross cash proceeds from unaffiliated investors (the “Next Funding Round”), into the units of the same series sold in the Next Funding Round at a price per unit equal to 80% of the price per unit in such Next Funding Round. Concurrently with the conversion, the Company will issue warrants to the lenders exercisable for Accelsius’ units of the same series sold in the Next Funding Round. These warrants will be exercisable for 0.5 units for every 1 unit that is issued as part of the conversion. The exercise price for the warrants will be set at 120% of the price the units in the Next Funding Round are sold.
On August 14, 2025, the Board approved the accelerated vesting of 46,875 unvested Class C units, which were granted to a related party in 2024 pursuant to the Accelsius Subsidiary Equity Plan. The Company recognized the remaining stock-based compensation expense of $189 based on the acceleration.

Note 21. Subsequent Events
In connection with the preparation of the consolidated financial statements and related disclosures for the period ended December 31, 2024, management has evaluated events through April 14, 2025, which is the date the consolidated financial statements were available to be issued. Events occurring after December 31, 2024 are:
The Company sold 422,999 of Accelsius Series A Units for aggregate proceeds of approximately $5,150. This amount will be reflected in non-controlling interests in the consolidated statements of changes in stockholders’ equity (deficit) in future periods.
As part of the term loan agreement with AeroFlexx, AeroFlexx did not raise equity financing up to the target amount by January 1, 2025 as discussed in Note 3. Investments. Therefore, on January 2, 2025, $7,250 of outstanding principal and accrued interest was subject to mandatory conversion. Using the price per unit of $6.83, the Company obtained 1,060,747 Class D preferred units through the mandatory conversion. Based on the increase of Class D preferred units, the Company’s updated ownership percentage in AeroFlexx is 38%.
On January 7, 2025, the VWAP Completion Event, as discussed in Note 10. Earnout Shares, occurred and 344,828 Sponsor Earnout Shares vested and were no longer subject to contingencies.
As part of the Company’s SEPA with Yorkville, on January 7, 2025, the Company sold 50,000 shares of Common Stock to Yorkville for aggregate proceeds of approximately $633. On January 22, 2025, the Company issued and sold 4,617 Common Shares for aggregate proceeds of approximately $57. On January 30, 2025, the Company issued and sold 19,376 Common Shares for aggregate proceeds of approximately $235. The remaining shares that could be sold to Yorkville are 4,209,314.
The Board determined that as of January 8, 2025, the creation of Refinity, a consolidated subsidiary of the Company, satisfied the vesting condition applicable to Milestone 2 of the Company Earnout Shares. As such, 2,000,000 shares of common stock were issued on February 4, 2025 as a result of the satisfaction of the Milestone.
On January 22, 2025, Refinity entered into a framework agreement with a third party for research services focusing on the further development and optimization of licensed technology, as well as the enhancement and improvement of plastic recycling through pyrolysis. As part of this agreement, Refinity has agreed to pay a minimum fee of €5,000 during the period beginning May 1, 2025, and ending April 30, 2027, with the stipulation that €2,000 be paid in the first 12-month period and €3,000 in the second 12-month period.
On February 1, 2025, the Company entered into a consulting agreement with a third party for services in respect of public relations and investor communications. The agreement includes monthly compensation of 2,500 shares of the Company’s common stock issued each month services are provided. The initial term of the agreement is for one year and may be terminated by either party upon seven days’ notice.
On February 3, 2025, and February 27, 2025, two of the Company’s Series 1 Promissory Notes, discussed in Note 5. Borrowings, matured in an aggregate amount of $300 and were paid as they became due.
On February 3, 2025, the Company issued 85,471 shares of Common Stock for financial advisory and investment banking services rendered.
On February 26, 2025, the Company entered into two Nonqualified Stock Option Agreements, which granted 140,000 nonqualified option rights (the “Option”) to two individuals, pursuant to the terms of the Plan. According to the Nonqualified Stock Option Agreements, and subject to the terms and conditions of the Nonqualified Stock Option Agreements and the Plan, upon vesting of the Options, the holders will have the option to purchase Common Stock of the Company, at an exercise price of $8.84 per share (which is equal to the Fair Market Value of the stock on the grant date). The Options have a term of ten years and will vest and become exercisable with respect to 25% of the shares of Common Stock underlying the Option on February 26, 2026 and 75% of the shares of Common Stock underlying the Option in eight substantially equal installments on each three-month anniversary thereafter.
On March 19, 2025, the Company distributed 21,808 shares of Series B Preferred Stock to represent $218 in cumulative dividends for Series B Preferred Stock, covering the period from the initial issue date, as defined in the Certificate of Designation, to December 31, 2024, as a payment in kind at the specified rate. This action follows the terms outlined in the Certificate of Designation dated October 2, 2024, with a record date for the dividend set for March 5, 2025. Approved by the Board of Directors, this dividend payment is in accordance with the Investment Agreement dated September 27, 2024.
On March 20, 2025, the Company converted and repaid the $14,000 aggregate principal of Related party notes, as discussed in Note 5. Borrowings. The Company issued 1,732,554 of Series C Preferred Stock and paid $375 to the respective parties to settle the Related party notes. Additionally, the Company issued 578,294 of Series C Preferred Stock to settle outstanding debt for AeroFlexx.
On March 24, 2025, the Company entered into the Series C Purchase Agreements with certain purchasers (the “Purchasers”), pursuant to which the Company agreed to issue and sell to the Purchasers an aggregate of up to 275,000 shares of Series C Preferred Stock in a private placement, at a price of $10.00 per share of Series C Preferred Stock, resulting in an aggregate purchase price of approximately $2,750 before deducting fees and other estimated offering expenses. These shares are issued with an 8.0% annual cumulative dividend, a mandatory conversion to Common Stock five years after issuance, and an optional conversion, at the election of the holder, at any time prior to the Maturity Date upon the effectiveness of a registration statement by the Company registering the underlying shares of Common Stock issuable upon conversion. In connection with the Series C Purchase Agreements, the Company received an aggregate amount of $1,500 in advanced funds. In consideration of these funds, the Company issued 150,000 shares of Series C Preferred Stock to the respective parties.
On March 24, 2025, the Company issued an aggregate of 300,000 shares of Series C Preferred Stock for financial advisory and merchant banking services rendered.
On March 25, 2025, the Company entered into a securities purchase agreement related to the issuance and sale of convertible debentures (“Convertible Debentures”) with an aggregate principal amount of up to $30,000. These Convertible Debentures will be convertible into shares of the Company’s Common Stock (as converted, the “Conversion Shares”). On the first business day after certain closing conditions are met, including the timely filing of this Form 10-K, the Company will issue $20,000 in aggregate principal amount of Convertible Debentures (the “First Closing Date”). Additionally, the Company will issue an additional $10,000 in aggregate principal amount of Convertible Debentures after both (i) the registration statement filed with the SEC registering the resale of the Conversion Shares is declared effective by the SEC, and (ii) the Company receives stockholder approval. The Convertible Debentures will not bear interest unless an event of default occurs, in which case they will bear interest at an annual rate of 18%. They will mature 15 months after the First Closing Date and can be converted into shares of the Company’s Common Stock at a conversion price to be determined. These Convertible Debentures were issued at an original issue discount of 10%. In connection with this agreement, the Company agreed to issue warrants to purchase up to 300,000 shares of Common Stock to the WTI Lenders. These warrants serve as consideration for the WTI Lenders’ consent to the transaction. The warrants have an exercise price of $0.01 per share and are exercisable until March 31, 2035, with additional customary rights and protections.